UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2010




[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2010





















                                                                      (Form N-Q)

48498-0610                                   (C)2010, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)      Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Texas Permanent School Fund, or Utah General Obligation.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD        Community College District
EDA        Economic Development Authority
EDC        Economic Development Corp.
ETM        Escrowed to final maturity
IDA        Industrial Development Authority/Agency
IDC        Industrial Development Corp.

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                                                   PORTFOLIO OF INVESTMENTS |  1
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ISD        Independent School District
PRE        Prerefunded to a date prior to maturity

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2  | USAA TAX EXEMPT LONG-TERM FUND
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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
June 30, 2010 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON            FINAL         VALUE
(000)        SECURITY                                           RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (92.9%)

             ALABAMA (1.6%)
$   1,000    Marshall County Health Care Auth.                  6.25%       1/01/2022    $    1,026
    1,150    Marshall County Health Care Auth.                  5.75        1/01/2032         1,151
    1,500    Marshall County Health Care Auth.                  5.75        1/01/2032         1,501
    2,500    Montgomery Medical Clinic Board                    4.75        3/01/2031         2,200
    2,500    Montgomery Medical Clinic Board                    4.75        3/01/2036         2,146
    7,670    Parks System Improvement Corp. (PRE)               5.00        6/01/2020         8,004
    7,805    Parks System Improvement Corp. (PRE)               5.00        6/01/2021         8,145
    2,000    Selma IDB                                          5.80        5/01/2034         2,023
   11,000    Univ. of Alabama at Birmingham (INS) (PRE)         5.88        9/01/2031        11,215
                                                                                         ----------
                                                                                             37,411
                                                                                         ----------
             ARIZONA (2.8%)
    5,000    Goodyear                                           5.63        7/01/2039         5,002
    6,000    Maricopa County                                    5.00        6/01/2035         6,009
   10,000    Mohave County IDA                                  8.00        5/01/2025        11,141
    1,000    Phoenix Civic Improvement Corp., 5.50%,
                7/01/2013 (INS)                                 4.65 (a)    7/01/2029           925
    1,500    Phoenix Civic Improvement Corp., 5.50%,
                7/01/2013 (INS)                                 4.66 (a)    7/01/2030         1,378
    4,000    Pima County IDA                                    5.75        9/01/2029         4,076
    3,500    Scottsdale IDA                                     5.25        9/01/2030         3,432
   28,500    Univ. Medical Center Corp.                         5.00        7/01/2035        26,035
    2,000    Yavapai County IDA                                 5.63        8/01/2033         1,938
    7,500    Yavapai County IDA                                 5.63        8/01/2037         7,213
                                                                                         ----------
                                                                                             67,149
                                                                                         ----------
             ARKANSAS (0.0%)
    1,000    Baxter County                                      4.63        9/01/2028           889
                                                                                         ----------
             CALIFORNIA (4.3%)
    6,700    Corona-Norco Unified School District (INS)         5.50        8/01/2039         7,006
    2,000    Golden State Tobacco Securitization, 4.55%,
                6/01/2010 (INS)                                 4.55        6/01/2022         1,904
    5,000    Golden State Tobacco Securitization, 4.60%,
                6/01/2010 (INS)                                 4.60        6/01/2023         4,592
    7,000    Health Facilities Financing Auth.                  5.00        8/15/2039         6,740
    5,000    Indio Redevelopment Agency                         5.25        8/15/2035         4,626
   17,025    Inland Empire Tobacco Securitization Auth.,
                5.75%, 12/01/2011                               5.98(a)     6/01/2026        10,626
    9,105    Public Works Board                                 5.00       11/01/2029         9,250
    2,610    Public Works Board                                 5.00        4/01/2030         2,469
    5,000    San Francisco City and County Redevelopment
                Financing Auth. (INS)                           4.88        8/01/2036         4,369
    3,000    San Marcos Schools Financing Auth. (INS)           5.00        8/15/2040         2,977
   24,700    State                                              4.50        8/01/2030        22,359
    5,000    State                                              5.75        4/01/2031         5,315
    8,100    State                                              5.00        2/01/2032         7,922
    6,000    State                                              5.00       11/01/2032         5,865

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                                                   PORTFOLIO OF INVESTMENTS |  3
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
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON            FINAL         VALUE
(000)        SECURITY                                           RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
$   5,000    State                                              5.00%      12/01/2032    $    4,888
    2,500    Victor Elementary School District (INS)            5.13        8/01/2034         2,552
                                                                                         ----------
                                                                                            103,460
                                                                                         ----------
             COLORADO (2.2%)
    3,500    Denver Convention Center Hotel Auth. (INS)         4.75       12/01/2035         2,866
    1,000    Denver Health and Hospital Auth. (PRE)             6.00       12/01/2023         1,078
    3,730    Denver Health and Hospital Auth. (PRE)             6.00       12/01/2031         4,020
    3,000    Denver Health and Hospital Auth. (PRE)             6.25       12/01/2033         3,623
   15,765    Denver Health and Hospital Auth.                   4.75       12/01/2034        13,062
   10,000    E-470 Public Highway Auth. (INS)                   5.06 (b)    9/01/2035         1,763
    1,000    Eagle Bend Metropolitan District No. 2 (INS)       5.25       12/01/2023         1,001
    4,000    Health Facilities Auth. (INS)                      5.50       12/01/2027         3,700
    3,500    Health Facilities Auth.                            5.00        6/01/2029         3,359
    3,000    Health Facilities Auth.                            5.25        6/01/2031         2,926
    2,000    Health Facilities Auth.                            5.00        6/01/2035         1,855
    2,500    Health Facilities Auth.                            5.25        6/01/2036         2,397
    8,250    State (INS)                                        5.00       11/01/2030         8,443
    2,000    Vista Ridge Metropolitan District (INS)            5.00       12/01/2036         1,539
                                                                                         ----------
                                                                                             51,632
                                                                                         ----------
             CONNECTICUT (1.7%)
    2,500    Health and Educational Facilities Auth. (INS)      5.13        7/01/2030         2,229
    2,000    Health and Educational Facilities Auth.            5.00        7/01/2035         2,027
   64,950    Mashantucket (Western) Pequot Tribe, acquired
                9/01/1997-12/05/2002; Cost $62,996(c),(d)       5.75        9/01/2027        33,285
    1,500    Mashantucket (Western) Pequot Tribe, acquired
                9/01/2001; Cost $1,435 (c),(d),(e)              5.50        9/01/2028           708
    7,500    Mashantucket (Western) Pequot Tribe, acquired
                7/19/2006; Cost $7,683 (c),(d),(e)              5.50        9/01/2036         3,543
                                                                                         ----------
                                                                                             41,792
                                                                                         ----------
             DELAWARE (0.2%)
    4,000    EDA                                                5.40        2/01/2031         4,094
                                                                                         ----------
             DISTRICT OF COLUMBIA (1.1%)
   10,000    Community Academy Public Charter School,
                Inc. (INS)                                      4.88        5/01/2037         7,404
    7,500    Metropolitan Washington Airports Auth.             5.13       10/01/2034         7,820
   10,000    Metropolitan Washington Airports Auth.             5.63       10/01/2039        10,725
                                                                                         ----------
                                                                                             25,949
                                                                                         ----------
             FLORIDA (4.6%)
   15,000    Brevard County School Board (INS)                  5.00        7/01/2032        14,881
    5,000    Broward County School Board (INS)                  5.00        7/01/2032         4,928
      370    Highlands County Health Facilities Auth. (PRE)     5.25       11/15/2036           440
    4,380    Highlands County Health Facilities Auth.           5.25       11/15/2036         4,422
    1,725    Hillsborough County IDA                            5.50       10/01/2023         1,761
    6,875    Miami-Dade County                                  5.00       10/01/2029         6,866
    2,000    Miami-Dade County                                  5.00       10/01/2034         2,060
    2,000    Miami-Dade County                                  5.38       10/01/2035         2,040
    2,000    Miami-Dade County School Board (INS)               5.25        2/01/2027         2,117
    5,000    Miami-Dade County School Board (INS)               5.00        5/01/2033         5,003
    2,000    Orange County Health Facilities Auth. (PRE)        5.75       12/01/2027         2,237
    3,000    Orange County Health Facilities Auth.              5.25       10/01/2035         2,979
   10,000    Orange County Health Facilities Auth.              4.75       11/15/2036         9,183
   12,170    Orange County School Board (INS)                   5.00        8/01/2031        12,239
    2,000    Orange County School Board (INS)                   5.00        8/01/2032         2,008
    8,000    Orange County School Board (INS)                   5.50        8/01/2034         8,536
    3,000    Orlando-Orange County Expressway Auth.             5.00        7/01/2035         3,040

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4  | USAA TAX EXEMPT LONG-TERM FUND

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
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON            FINAL         VALUE
(000)        SECURITY                                           RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
$  22,130    Seminole Tribe (c)                                 5.25%      10/01/2027    $   19,909
    6,000    Volusia County School Board COP (INS)              5.00        8/01/2031         5,923
                                                                                         ----------
                                                                                            110,572
                                                                                         ----------
             GEORGIA (1.2%)
   10,000    Burke County Dev. Auth.                            7.00        1/01/2023        11,850
    4,000    Glynn-Brunswick Memorial Hospital Auth.            5.63        8/01/2034         4,009
   10,000    Savannah EDA                                       6.15        3/01/2017        10,656
    1,000    Thomasville Hospital Auth.                         5.25       11/01/2035           997
    1,250    Thomasville Hospital Auth.                         5.38       11/01/2040         1,232
                                                                                         ----------
                                                                                             28,744
                                                                                         ----------
             HAWAII (0.3%)
    6,000    State                                              6.50        7/01/2039         6,537
                                                                                         ----------
             ILLINOIS (9.3%)
      520    Chicago(INS)                                       5.25        1/01/2029           538
    5,000    Chicago                                            6.75       12/01/2032         4,805
    3,445    Chicago-O'Hare International Airport (INS)         5.13        1/01/2020         3,502
    3,060    Chicago-O'Hare International Airport (INS)         5.13        1/01/2021         3,108
    2,000    Finance Auth.                                      5.00        4/01/2026         1,844
    5,000    Finance Auth.                                      5.50        8/15/2028         5,081
    2,500    Finance Auth.(INS)                                 5.75       11/01/2028         2,600
    5,000    Finance Auth.                                      7.25       11/01/2030         5,697
    4,500    Finance Auth.                                      5.00        4/01/2031         3,999
    7,565    Finance Auth.                                      5.50        4/01/2032         7,313
   17,840    Finance Auth.                                      4.50       11/15/2032        15,193
    5,000    Finance Auth.                                      5.75       10/01/2035         5,019
    9,000    Finance Auth.                                      5.00        4/01/2036         7,763
    3,770    Finance Auth.                                      5.50        4/01/2037         3,592
   20,000    Finance Auth.                                      5.38        8/15/2039        19,638
    1,205    Finance Auth.                                      5.25       10/01/2039         1,210
    9,825    Health Facilities Auth.                            5.50        8/01/2020        10,245
    9,445    Health Facilities Auth.                            5.25        9/01/2024         9,379
    5,030    Health Facilities Auth. (PRE)                      6.85       11/15/2029         5,204
    2,500    Housing Dev. Auth.                                 4.85        1/01/2037         2,417
    5,000    Metropolitan Pier and Exposition Auth., 5.50%,
               6/15/2012 (INS)                                  5.50 (a)    6/15/2020         4,972
    2,500    Metropolitan Pier and Exposition Auth., 5.55%,
               6/15/2012 (INS)                                  5.55 (a)    6/15/2021         2,469
    8,000    Metropolitan Pier and Exposition Auth. (INS)       5.50        6/15/2023         8,531
   23,980    Regional Transportation Auth. (INS)                5.75        6/01/2020        28,435
   37,550    Regional Transportation Auth. (INS)                6.50        7/01/2030        46,566
    3,000    Schaumburg (INS)                                   5.25       12/01/2034         3,174
    4,555    State (PRE)                                        5.13        6/15/2019         4,709
    4,071    Village of Gilberts (INS)                          4.75        3/01/2030         4,095
    1,500    Village of Round Lake (INS)                        4.70        3/01/2033         1,474
                                                                                         ----------
                                                                                            222,572
                                                                                         ----------
             INDIANA (2.9%)
   10,440    Bond Bank (PRE)                                    5.50        8/01/2021        10,592
    3,440    Finance Auth.                                      5.00       10/01/2033         3,421
   15,780    Health and Educational Facility Financing Auth.    5.00        2/15/2036        14,908
   16,000    Health and Educational Facility Financing Auth.    5.00        2/15/2039        14,939
    6,000    Indianapolis (INS)                                 5.50        1/01/2038         6,502
    7,500    Rockport (INS)                                     4.63        6/01/2025         7,306
    7,500    St. Joseph County Hospital Auth. (INS) (PRE)       5.63        8/15/2033         7,751
    4,195    Transportation Finance Auth. (PRE)                 5.38       12/01/2025         4,286
                                                                                         ----------
                                                                                             69,705
                                                                                         ----------

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                                                   PORTFOLIO OF INVESTMENTS |  5
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
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON            FINAL         VALUE
(000)        SECURITY                                           RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
             IOWA (0.5%)
$   1,000    Finance Auth. (INS)                                5.25%       5/15/2021    $    1,009
    3,495    Finance Auth. (INS)                                5.25        5/15/2026         3,511
    5,000    Finance Auth. (INS)                                4.75       12/01/2031         4,322
    5,000    Finance Auth. (INS)                                5.00       12/01/2039         4,288
                                                                                         ----------
                                                                                             13,130
                                                                                         ----------
             KANSAS (1.0%)
    4,000    Burlington (INS)                                   4.85        6/01/2031         4,010
   12,500    Wyandotte County                                   5.00       12/01/2020        12,773
   13,200    Wyandotte County                                   6.07 (b)    6/01/2021         7,049
                                                                                         ----------
                                                                                             23,832
                                                                                         ----------
             KENTUCKY (0.7%)
    1,000    Economic Dev. Finance Auth. (INS)                  6.00       12/01/2033         1,097
    4,000    Economic Dev. Finance Auth. (INS)                  6.00       12/01/2038         4,360
    5,000    Municipal Power Agency (INS)                       5.00        9/01/2037         5,036
    4,000    Ohio County                                        6.00        7/15/2031         4,109
    2,000    Owen County                                        6.25        6/01/2039         2,142
                                                                                         ----------
                                                                                             16,744
                                                                                         ----------
             LOUISIANA (1.2%)
    3,750    Local Government Environmental Facilities &
                Community Dev. Auth. (f)                        6.50        8/01/2029         3,829
   25,000    Parish of St. John the Baptist                     5.13        6/01/2037        23,764
                                                                                         ----------
                                                                                             27,593
                                                                                         ----------
             MAINE (1.2%)
   27,750    Turnpike Auth. (INS) (PRE) (g)                     5.75        7/01/2028        28,032
                                                                                         ----------
             MARYLAND (1.0%)
    2,500    EDC                                                6.20        9/01/2022         2,866
    5,000    Health and Higher Educational Facilities Auth.     5.75        1/01/2033         5,018
    6,000    Health and Higher Educational Facilities Auth.     5.75        1/01/2038         6,000
    9,965    Health and Higher Educational Facilities Auth.     4.75        5/15/2042         9,403
                                                                                         ----------
                                                                                             23,287
                                                                                         ----------
             MASSACHUSETTS (1.8%)
    2,000    Development Finance Agency (INS)                   5.25        3/01/2026         1,958
    5,000    Health and Educational Facilities Auth. (INS)
                (PRE)                                           5.88       10/01/2029         5,121
   10,000    Health and Educational Facilities Auth.            6.25        7/01/2030        10,762
    3,500    Health and Educational Facilities Auth.            5.00        7/15/2032         2,875
    1,250    Health and Educational Facilities Auth.            5.00        7/01/2033         1,167
      500    Health and Educational Facilities Auth.            5.00        7/15/2037           399
    5,000    School Building Auth. (INS)                        4.75        8/15/2032         5,092
   16,000    Water Resources Auth. (INS) (PRE)                  5.75        8/01/2030        16,235
                                                                                         ----------
                                                                                             43,609
                                                                                         ----------
             MICHIGAN (0.8%)
   49,395    Building Auth. (INS)                               5.01 (b)   10/15/2030        15,069
    3,000    Strategic Fund                                     5.63        7/01/2020         3,295
                                                                                         ----------
                                                                                             18,364
                                                                                         ----------
             MINNESOTA (1.2%)
    5,625    Chippewa County                                    5.50        3/01/2037         5,404

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
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON            FINAL         VALUE
(000)        SECURITY                                           RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
$   7,562    Higher Education Facilities Auth., acquired
                8/28/2006; Cost $7,656 (c),(d)                  5.43%       8/28/2031    $    7,521
    2,500    Higher Education Facilities Auth.                  5.00       10/01/2039         2,561
    3,000    St. Louis Park                                     5.75        7/01/2030         3,046
   10,000    Washington County Housing and
                Redevelopment Auth.                             5.50       11/15/2027         9,312
                                                                                         ----------
                                                                                             27,844
                                                                                         ----------
             MISSISSIPPI (0.4%)
    1,250    Hospital Equipment and Facilities Auth.            5.25       12/01/2031         1,135
    8,750    Warren County                                      4.80        8/01/2030         7,904
                                                                                         ----------
                                                                                              9,039
                                                                                         ----------
             MISSOURI (1.7%)
   25,000    Cape Girardeau County IDA                          5.00        6/01/2036        21,970
    1,000    Cape Girardeau County IDA                          5.75        6/01/2039         1,032
    8,000    Cass County                                        5.63        5/01/2038         7,179
    2,000    Dev. Finance Board                                 5.00        6/01/2035         1,845
    7,500    Health and Educational Facilities Auth.            5.50       11/15/2033         7,615
                                                                                         ----------
                                                                                             39,641
                                                                                         ----------
             MONTANA (0.5%)
    6,500    Forsyth (INS)                                      4.65        8/01/2023         6,467
    5,000    Forsyth                                            5.00        5/01/2033         5,088
                                                                                         ----------
                                                                                             11,555
                                                                                         ----------
             NEBRASKA (0.1%)
    2,250    Douglas County Hospital Auth.                      6.13        8/15/2031         2,382
                                                                                         ----------
             NEVADA (3.2%)
   11,570    Clark County (INS)                                 5.25        6/15/2019        12,464
   21,000    Clark County (INS) (PRE) (g)                       5.50        7/01/2025        21,003
    4,000    Clark County (INS)                                 5.00        7/01/2026         4,144
   11,000    Clark County                                       5.13        7/01/2034        10,977
    5,000    Clark County (INS)                                 5.25        7/01/2039         5,082
   12,410    Clark County EDC                                   5.00        5/15/2029        12,472
   10,420    Truckee Meadows Water Auth. (INS)                  4.88        7/01/2034        10,225
                                                                                         ----------
                                                                                             76,367
                                                                                         ----------
             NEW JERSEY (1.5%)
    3,000    Camden County Improvement Auth.                    5.75        2/15/2034         2,984
    5,000    EDA                                                5.50        6/15/2024         4,946
    6,000    EDA                                                5.75        6/15/2029         6,006
    2,500    EDA                                                5.50        6/15/2031         2,419
   11,500    Health Care Facilities Financing Auth.             5.00        7/01/2029         9,491
   57,630    Health Care Facilities Financing Auth.             5.07 (b)    7/01/2032        11,001
                                                                                         ----------
                                                                                             36,847
                                                                                         ----------
             NEW MEXICO (1.4%)
   32,380    Farmington                                         4.88        4/01/2033        28,360
    5,000    Farmington                                         5.90        6/01/2040         5,040
                                                                                         ----------
                                                                                             33,400
                                                                                         ----------
             NEW YORK (5.1%)
   21,485    Dormitory Auth.                                    6.00        8/15/2016        24,411
    5,010    Dormitory Auth., 5.95%, 7/01/2010 (INS) (PRE)      5.95 (a)    7/01/2020         5,060
    5,690    Dormitory Auth., 6.00%, 7/01/2010 (INS) (PRE)      6.00 (a)    7/01/2022         5,747
    2,395    Dormitory Auth.                                    5.25        7/01/2024         2,480
    3,210    Dormitory Auth., 6.05%, 7/01/2010 (INS) (PRE)      6.05 (a)    7/01/2024         3,242

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON            FINAL         VALUE
(000)        SECURITY                                           RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
$   5,000    Dormitory Auth.                                    5.00%       7/01/2026    $    5,036
    2,250    Dormitory Auth.                                    5.25        7/01/2029         2,258
    5,000    Dormitory Auth.                                    5.00        7/01/2036         4,935
   10,910    Dutchess County IDA (PRE)                          5.75        8/01/2030        11,070
   16,130    Liberty Dev. Corp.                                 5.25       10/01/2035        16,300
    2,000    Long Island Power Auth.                            5.75        4/01/2039         2,202
        5    New York City                                      5.30       12/01/2018             5
    5,105    New York City                                      5.88        8/01/2019         5,551
      875    New York City                                      6.00        5/15/2020           887
    5,000    New York City                                      5.13       12/01/2028         5,335
    4,160    New York City GO (PRE)                             5.30       12/01/2018         4,452
    7,500    New York City Transitional Finance Auth.           5.00        1/15/2034         7,752
    1,500    Seneca Nation Indians Capital Improvements
                Auth. (c)                                       5.00       12/01/2023         1,232
   10,000    Triborough Bridge and Tunnel Auth.                 5.00       11/15/2031        10,617
    2,000    Troy                                               5.00        9/01/2030         2,050
                                                                                         ----------
                                                                                            120,622
                                                                                         ----------
             NORTH CAROLINA (0.8%)
    3,750    Charlotte-Mecklenberg Hospital Auth.               5.25        1/15/2034         3,888
    5,000    Columbus County Industrial Facilities & Pollution
                Control Financing Auth.                         6.25       11/01/2033         5,193
    5,250    State Medical Care Commission                      5.00        7/01/2033         4,814
    4,000    Wake County Industrial Facilities and Pollution
                Control Financing Auth.                         5.38        2/01/2017         4,230
                                                                                         ----------
                                                                                             18,125
                                                                                         ----------
             NORTH DAKOTA (0.4%)
    7,250    Fargo (INS)                                        5.63        6/01/2031         7,305
    2,500    McLean County                                      4.88        7/01/2026         2,504
                                                                                         ----------
                                                                                              9,809
                                                                                         ----------
             OHIO (2.0%)
    6,000    Air Quality Dev. Auth.                             5.70        8/01/2020         6,442
    5,000    Air Quality Dev. Auth. (INS)                       4.80        1/01/2034         4,943
   20,000    Buckeye Tobacco Settlement Financing Auth.         5.88        6/01/2030        15,700
   10,000    Buckeye Tobacco Settlement Financing Auth.         5.75        6/01/2034         7,482
    4,640    Higher Education Facility Commission (INS)         5.00        5/01/2036         3,937
    2,000    Lake County                                        5.63        8/15/2029         1,983
    6,325    Lorain County                                      5.25        2/01/2021         6,269
                                                                                         ----------
                                                                                             46,756
                                                                                         ----------
             OKLAHOMA (2.5%)
   14,705    Chickasaw Nation (c)                               6.00       12/01/2025        15,508
   13,125    Chickasaw Nation (c)                               6.25       12/01/2032        13,832
    4,500    Municipal Power Auth. (INS)                        4.50        1/01/2047         4,384
    7,500    Norman Regional Hospital Auth. (INS)               5.50        9/01/2023         6,892
    3,100    Norman Regional Hospital Auth.                     5.38        9/01/2029         2,705
    8,695    Norman Regional Hospital Auth.                     5.38        9/01/2036         7,216
    7,600    Norman Regional Hospital Auth.                     5.13        9/01/2037         6,055
    2,675    Tulsa Industrial Auth.                             5.00       10/01/2037         2,671
                                                                                         ----------
                                                                                             59,263
                                                                                         ----------
             OREGON (0.1%)
    1,815    Keizer                                             5.20        6/01/2031         1,846
                                                                                         ----------
             PENNSYLVANIA (0.3%)
    1,135    Allegheny County IDA                               5.13        9/01/2031         1,034
    1,870    Erie Parking Auth. (INS)                           5.13        9/01/2032         1,917
    2,295    Erie Parking Auth. (INS)                           5.20        9/01/2035         2,333

================================================================================

8  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON            FINAL         VALUE
(000)        SECURITY                                           RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
$   3,200    Washington County IDA                              5.00%      11/01/2036    $    3,232
                                                                                         ----------
                                                                                              8,516
                                                                                         ----------
             RHODE ISLAND (1.2%)
    5,700    EDC (INS)                                          5.00        7/01/2031         5,520
   12,185    EDC (INS)                                          5.00        7/01/2036        11,476
      975    Housing and Mortgage Finance Corp.                 6.85       10/01/2024           977
    9,950    Housing and Mortgage Finance Corp.                 4.85        4/01/2033         9,935
                                                                                         ----------
                                                                                             27,908
                                                                                         ----------
             SOUTH CAROLINA (2.5%)
    5,000    Georgetown County                                  5.70        4/01/2014         5,402
    2,250    Greenwood County                                   5.38       10/01/2039         2,268
    2,300    Jobs EDA (INS)                                     5.25        2/01/2021         2,291
    3,750    Jobs EDA (INS)                                     5.38        2/01/2026         3,576
   12,580    Jobs EDA (PRE)                                     6.00       11/15/2026        14,146
   12,420    Jobs EDA                                           6.00       11/15/2026        12,827
   10,000    Jobs EDA (INS)                                     4.60        4/01/2027         8,599
    9,935    Tobacco Settlement Revenue Management Auth.        5.00        6/01/2018         9,944
                                                                                         ----------
                                                                                             59,053
                                                                                         ----------
             SOUTH DAKOTA (0.3%)
    2,500    Health and Educational Facilities Auth.            5.25       11/01/2027         2,530
    2,500    Health and Educational Facilities Auth.            5.25       11/01/2029         2,546
    3,000    Health and Educational Facilities Auth.            5.25        7/01/2038         3,009
                                                                                         ----------
                                                                                              8,085
                                                                                         ----------
             TENNESSEE (1.6%)
    4,240    Jackson                                            5.50        4/01/2033         4,266
    3,000    Johnson City Health and Educational Facilities
                Board                                           5.50        7/01/2031         2,927
    5,000    Johnson City Health and Educational Facilities
                Board                                           5.50        7/01/2036         4,813
    9,395    Shelby County (PRE)                                6.38        9/01/2019        10,569
    5,605    Shelby County (PRE)                                6.38        9/01/2019         6,305
   11,075    Sullivan County Health Educational & Housing
                Facilities Board                                5.25        9/01/2036        10,189
                                                                                         ----------
                                                                                             39,069
                                                                                         ----------
             TEXAS (20.2%)
   19,500    Bell County Health Facilities Dev. Corp. (ETM)     6.50        7/01/2019        24,240
    1,520    Bexar County                                       5.00        7/01/2033         1,339
    1,795    Bexar County                                       5.00        7/01/2037         1,535
    5,000    Cypress-Fairbanks ISD (NBGA)                       5.00        2/15/2035         5,245
   12,100    Denton ISD (NBGA)                                  5.16 (b)    8/15/2028         4,948
   13,885    Denton ISD (NBGA)                                  5.18 (b)    8/15/2029         5,367
   11,220    Denton ISD (NBGA)                                  5.20 (b)    8/15/2030         4,093
   15,645    Denton ISD (NBGA)                                  5.22 (b)    8/15/2031         5,379
    7,000    Duncanville ISD (NBGA)                             4.63        2/15/2029         7,160
    2,240    Eagle Mountain-Saginaw ISD (NBGA)                  4.50        8/15/2033         2,240
    9,155    Ennis ISD (NBGA)                                   4.70 (b)    8/15/2034         2,601
    9,155    Ennis ISD (NBGA)                                   4.71 (b)    8/15/2035         2,407
    9,000    Fort Worth                                         6.00        3/01/2029         9,646
    8,085    Fort Worth                                         6.25        3/01/2033         8,682
    4,120    Guadalupe-Blanco River Auth. (INS)                 5.00        5/15/2039         4,009
    3,000    Harlandale ISD (NBGA)                              4.75        8/15/2036         3,047
   25,000    Harris County                                      4.75       10/01/2031        25,548
    4,000    Harris County Education Facilities Finance Corp.   5.25       10/01/2029         4,191
    1,500    Harris County Health Facilities Dev. Corp.         7.25       12/01/2035         1,703
    7,000    Harris County IDC                                  5.00        2/01/2023         7,162

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON            FINAL         VALUE
(000)        SECURITY                                           RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
$   2,660    Hopkins County Hospital District                   5.75%       2/15/2028    $    2,458
    2,000    Hopkins County Hospital District                   6.00        2/15/2033         1,847
    2,255    Hopkins County Hospital District                   6.00        2/15/2038         2,042
   12,500    Houston Airport System                             5.50        7/01/2034        13,454
   22,000    Houston ISD (NBGA)                                 5.00        2/15/2033        23,105
    5,000    Irving ISD (NBGA)                                  5.38 (b)    2/15/2028         2,065
   22,000    Judson ISD (NBGA)                                  4.50        2/01/2035        21,886
    7,750    Kerrville Health Facilities Dev. Corp.             5.38        8/15/2035         7,106
    3,000    Laredo CCD (INS)                                   5.25        8/01/2035         3,100
   12,700    Lower Colorado River Auth. (INS)                   5.00        5/15/2031        12,835
    5,300    Matagorda County                                   6.30       11/01/2029         5,770
    4,235    Mesquite Health Facilities Dev. Corp.              5.63        2/15/2035         3,773
   10,945    Midlothian Dev. Auth. (PRE)                        7.88       11/15/2021        11,762
      890    Midlothian Dev. Auth.                              5.13       11/15/2026           789
    9,175    Midlothian ISD (NBGA)                              5.00        2/15/2034         9,288
   11,500    North Central Health Facilities Dev. Corp. (INS)   5.25        8/15/2022        11,876
    3,000    North Texas Tollway Auth.                          5.63        1/01/2028         3,170
   15,000    North Texas Tollway Auth.                          5.63        1/01/2033        15,657
    5,000    North Texas Tollway Auth.                          5.63        1/01/2033         5,219
   15,000    North Texas Tollway Auth.                          5.75        1/01/2033        15,802
   12,500    North Texas Tollway Auth.                          5.75        1/01/2040        13,009
    3,195    Northside ISD (NBGA)                               5.13        2/15/2022         3,268
   11,620    Port of Corpus Christi IDC                         5.45        4/01/2027        11,103
    5,490    Red River Education Finance Corp.                  4.38        3/15/2027         5,491
    1,000    San Leanna Education Facilities Corp.              5.13        6/01/2026           966
    1,815    San Leanna Education Facilities Corp.              5.13        6/01/2027         1,754
    6,025    San Leanna Education Facilities Corp.              4.75        6/01/2032         5,341
    2,395    San Leanna Education Facilities Corp.              5.13        6/01/2036         2,182
    7,205    Schertz - Cibolo - Universal City ISD (NBGA)       5.09 (b)    2/01/2033         2,316
    6,200    Schertz - Cibolo - Universal City ISD (NBGA)       5.11 (b)    2/01/2035         1,765
    1,100    Tarrant County Cultural Education Facilities
                Finance Corp.                                   6.00       11/15/2026         1,115
    6,315    Tarrant County Cultural Education Facilities
                Finance Corp.                                   5.63       11/15/2027         5,843
    4,000    Tarrant County Cultural Education Facilities
                Finance Corp.                                   6.00       11/15/2036         3,841
   13,000    Tarrant County Cultural Education Facilities
                Finance Corp.                                   5.13        5/15/2037        11,032
    4,000    Tarrant County Cultural Education Facilities
                Finance Corp.                                   5.75       11/15/2037         3,590
    4,000    Transportation Commission                          4.50        4/01/2033         4,003
    4,595    Tyler Health Facilities Dev. Corp. (PRE)           5.75        7/01/2027         5,183
    7,350    Tyler Health Facilities Dev. Corp. (PRE)           6.00        7/01/2027         8,073
   22,000    Tyler Health Facilities Dev. Corp.                 5.25       11/01/2032        20,364
   10,000    Tyler Health Facilities Dev. Corp.                 5.00        7/01/2033         8,594
    8,585    Tyler Health Facilities Dev. Corp. (PRE)           5.75        7/01/2033         9,683
    2,500    Tyler Health Facilities Dev. Corp.                 5.00        7/01/2037         2,103
    5,000    Tyler Health Facilities Dev. Corp.                 5.38       11/01/2037         4,652
    1,000    Uptown Dev. Auth.                                  5.50        9/01/2029         1,008
   22,995    Veterans' Land Board (g)                           6.25        8/01/2035        24,320
    3,000    Weatherford ISD (NBGA)                             4.83 (b)    2/15/2027         1,365
    2,500    Weatherford ISD (NBGA)                             4.84 (b)    2/15/2028         1,078
    4,315    Weatherford ISD (NBGA) (PRE)                       5.45        2/15/2030         4,767
    3,105    Weatherford ISD (NBGA)                             5.45        2/15/2030         3,287
    6,360    West Harris County Regional Water Auth. (INS)      4.70       12/15/2030         6,368
                                                                                         ----------
                                                                                            481,010
                                                                                         ----------
             UTAH (0.3%)
    7,150    Nebo School District (NBGA) (PRE)                  5.50        7/01/2020         7,151
                                                                                         ----------
             VIRGINIA (2.0%)
   11,280    College Building Auth.                             5.00        6/01/2026        10,778
    5,000    College Building Auth.                             5.00        6/01/2029         4,702

================================================================================

10  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON            FINAL         VALUE
(000)        SECURITY                                           RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
$   3,120    College Building Auth.                             5.00%       6/01/2036    $    2,939
      880    College Building Auth. (PRE)                       5.00        6/01/2036         1,036
    1,478    Farms of New Kent Community Dev. Auth.             5.13        3/01/2036         1,050
    8,665    Farms of New Kent Community Dev. Auth.             5.45        3/01/2036         6,397
    2,000    Farms of New Kent Community Dev. Auth.             5.80        3/01/2036         1,536
    1,300    Lewistown Commerce Center Community Dev.
                Auth.(h)                                        5.75        3/01/2017           962
   10,875    Lewistown Commerce Center Community Dev.
                Auth.(h)                                        6.05        3/01/2027         6,525
    4,500    Peninsula Town Center Community Dev. Auth.         6.45        9/01/2037         4,365
    5,000    Small Business Financing Auth.                     5.25        9/01/2037         4,613
    3,000    Watkins Centre Community Dev. Auth.                5.40        3/01/2020         2,925
                                                                                         ----------
                                                                                             47,828
                                                                                         ----------
             WASHINGTON (1.6%)
    7,665    Health Care Facilities Auth. (INS)                 5.25       10/01/2021         7,831
   13,030    Health Care Facilities Auth. (INS)                 4.75       12/01/2031        11,306
    2,500    Health Care Facilities Auth. (INS)                 6.00        8/15/2039         2,676
    5,000    Housing Finance Commission (INS)                   6.00        7/01/2029         5,004
    8,730    Snohomish County (INS)                             5.13       12/01/2021         9,150
    1,100    Snohomish County (INS) (PRE)                       5.13       12/01/2021         1,171
                                                                                         ----------
                                                                                             37,138
                                                                                         ----------
             WEST VIRGINIA (0.3%)
    2,000    EDA                                                5.38       12/01/2038         2,001
    2,500    West Virginia Univ. Board of Governors (INS)       5.00       10/01/2027         2,594
    2,500    West Virginia Univ. Board of Governors (INS)       5.00       10/01/2028         2,579
                                                                                         ----------
                                                                                              7,174
                                                                                         ----------
             WISCONSIN (0.8%)
      635    Health & Educational Facilities Auth.              5.38       10/01/2021           650
    5,000    Health & Educational Facilities Auth.              5.75       11/15/2030         5,373
   10,600    Health & Educational Facilities Auth.              5.38        2/15/2034        10,262
    2,500    Health & Educational Facilities Auth.              5.38        8/15/2037         2,596
                                                                                         ----------
                                                                                             18,881
                                                                                         ----------
             WYOMING (0.5%)
    2,360    Municipal Power Agency                             5.50        1/01/2033         2,489
    2,300    Municipal Power Agency                             5.50        1/01/2038         2,411
    6,000    Sweetwater County                                  5.25        7/15/2026         6,366
                                                                                         ----------
                                                                                             11,266
                                                                                         ----------
             Total Fixed-Rate Instruments (cost: $2,265,530)                              2,211,672
                                                                                         ----------
             PUT BONDS (1.9%)

             ARIZONA (0.6%)
   12,500    Maricopa County                                    6.00        5/01/2029        13,391
                                                                                         ----------
             FLORIDA (0.2%)
    5,000    Miami-Dade County IDA                              4.00       10/01/2018         5,043
                                                                                         ----------
             INDIANA (0.4%)
    9,000    Rockport                                           6.25        6/01/2025         9,987
                                                                                         ----------
             LOUISIANA (0.5%)
   10,000    Public Facilities Auth.                            7.00       12/01/2038        10,604
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON            FINAL         VALUE
(000)        SECURITY                                           RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
             MICHIGAN (0.2%)
$   5,500    Strategic Fund Ltd. (INS)                          4.85%       9/01/2030    $    5,630
                                                                                         ----------
             Total Put Bonds (cost: $42,000)                                                 44,655
                                                                                         ----------
             VARIABLE-RATE DEMAND NOTES (4.1%)

             ALASKA (1.4%)
   33,000    Valdez Marine Terminal                             4.50        7/01/2037        33,000
                                                                                         ----------
             CALIFORNIA (1.3%)
   17,200    Association of Bay Area Governments (LOC -
                Allied Irish Banks plc)                         3.60        9/01/2037        17,200
    7,190    Municipal Finance Auth. (LOC - Allied Irish
                Banks plc)                                      3.50        5/01/2039         7,190
    6,480    Statewide Communities Dev. Auth. (LOC - Allied
                Irish Banks plc)                                3.60        5/01/2035         6,480
                                                                                         ----------
                                                                                             30,870
                                                                                         ----------
             CONNECTICUT (0.4%)
   10,395    Health and Educational Facilities Auth. (LOC -
                Allied Irish Banks plc)                         3.50        7/01/2030         10,395
                                                                                          ----------
             INDIANA (0.2%)
    5,750    Hammond                                            4.50        2/01/2022          5,750
                                                                                          ----------
             MICHIGAN (0.5%)
   12,265    Oakland County EDC (LOC - Allied Irish Banks
                plc)                                            3.20        8/01/2020         12,265
                                                                                          ----------
             VERMONT (0.3%)
    6,485    Educational and Health Buildings Financing
                Agency (LOC - Allied Irish Banks plc)           4.00        4/15/2033          6,485
                                                                                          ----------
             Total Variable-Rate Demand Notes (cost: $98,765)                                 98,765
                                                                                          ----------

             TOTAL INVESTMENTS (COST: $2,406,295)                                         $2,355,092
                                                                                          ==========

($ IN 000s)                                       VALUATION HIERARCHY
                                                  -------------------
                                      (LEVEL 1)
                                    QUOTED PRICES       (LEVEL 2)
                                      IN ACTIVE           OTHER          (LEVEL 3)
                                       MARKETS         SIGNIFICANT      SIGNIFICANT
                                    FOR IDENTICAL       OBSERVABLE      UNOBSERVABLE
ASSETS                                 ASSETS             INPUTS           INPUTS               TOTAL
-----------------------------------------------------------------------------------------------------
  FIXED-RATE INSTRUMENTS            $          --      $ 2,204,185      $      7,487     $  2,211,672
  PUT BONDS                                    --           44,655                --           44,655
  VARIABLE-RATE DEMAND NOTES                   --           98,765                --           98,765
-----------------------------------------------------------------------------------------------------
Total                               $          --      $ 2,347,605      $      7,487     $  2,355,092
-----------------------------------------------------------------------------------------------------

================================================================================

12  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                 FIXED-RATE
                                                                 INSTRUMENTS
--------------------------------------------------------------------------------
Balance as of March 31, 2010                                     $     -

Net realized gain (loss)                                               -

Change in net unrealized appreciation/depreciation                (2,407)

Net purchases (sales)                                                  -

Transfers in                                                       9,894

Transfers out                                                          -
--------------------------------------------------------------------------------
Balance as of June 30, 2010                                      $ 7,487
--------------------------------------------------------------------------------

For the period ended June 30, 2010, there were no significant transfers of securities between levels 1 and 2. The Fund's policy is to recognize transfers into and out of the valuation levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. This includes variable rate demand notes with rate-reset dates of 60 days or less.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

14  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. The Fund uses amortized cost in valuing variable rate demand notes and a market approach in valuing all other level 2 securities, which is further discussed in Note A1. Additionally the portfolio of investments includes quantitative input information, such as coupon rates, maturity dates, and credit enhancements.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at the end of the period, market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as current yields, economic conditions, and any other relevant information. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2010, were $77,946,000 and $129,149,000, respectively, resulting in net unrealized depreciation of $51,203,000.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS | 15

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,381,000,000 at June 30, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2010, was $45,057,000, which represented 1.9% of the Fund's net assets.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) At June 30, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $3,829,000.
(g) At June 30, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(h) Security was fair valued at June 30, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

16  | USAA TAX EXEMPT LONG-TERM FUND




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.